Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
10. Related party transactions

Related party transactions and balances not disclosed elsewhere in the consolidated financial statements are as follows:

RELATED PARTY DISCLOSURE
Name and Principal Position	Period (i)	Remuneration or fees(ii)
	2017	$94,279
CEO and President - management fees	2016	$92,500
	2015	$92,500
	2017	$27,760
Clearline CPA Corp., A company of which the CFO is a director – management fees	2016	$28,153
	2015	$28,153
	2017	$6,360
Clearline CPA Corp., A company of which the CFO is a director – bookkeeping	2016	$7,998
	2015	$7,121

(i) For the years ended 31 December 2015, 2016 and 2017.

(ii) Amounts disclosed were paid or accrued to the related party.

The following table reports amounts included in due to related parties.

	31 December 2017	31 December 2016
Clearline CPA Corp.	$31,414	$11,177
David Watkinson, the CEO	222,786	688,894
Andrew MacRitchie, Director	4,704	4,235
William Witte, Director	4,704	4,235
	$263,608	$708,541

During the period ended 31 December 2017, the Company signed a promissory note with David Watkinson whereby he advanced $25,000 to the Company. The promissory note bears interest at a rate of 1% per month, 12% per annum. Interest shall be payable monthly in arrears on the last business day of each calendar month commencing the first full month after the date of the advance.

During the period ended 31 March 2017, the CEO forgave the outstanding salary payable resulting in the Company recognizing a gain of $587,500 from this settlement.

As at 31 December 2017, Andrew MacRitchie and William Witte loaned the Company CDN$5,000 each, that bear interest at 1% per month and are repayable on demand.

During year ended 31 December 2016, the CFO forgave the outstanding payable resulting in the Company recognizing a gain of $31,627 from settlement of accounting and management services.

During the year ended 31 December 2016, David Watkinson loaned the Company $6,000 in addition to the $40,000 from prior year. The loan bears at 1% per month and are repayable on demand. On 1 June 2016, the Company repaid all the loan amounts in full and settled on an interest payout of $4,000.

All other related party balances are measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties. Amounts due to related parties are unsecured, non-interest bearing and have no fixed term of repayment.